Revision of previously issued financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revision of Previously Issued Financial Statement
The following table summarizes the effect of the revision on the affected financial statement line items within the previously reported financial statements as of that date, and for the periods indicated. The errors impacted line items in the indirect method of reporting of operating cash flow and financing cash flow presentation as shown below:
(in thousands)	Year ended December 31, 2020 (As Previously Reported)	Adjustments	Year ended December 31, 2020 (As Revised)
Cash flows from operating activities
Impact on cash from changes in operating assets and liabilities
Accounts payable	$8,936	$1,140	$10,076
Net cash provided by (used in) operating activities	$(511)	$1,140	$629
Cash flows from financing activities
Offering costs paid	$—	$(1,140)	$(1,140)
Net cash provided by financing activities	$23,784	$(1,140)	$22,644
Supplemental disclosure of cash flow information
Offering costs included in period end accruals	$—	$449	$449